Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Songa shares [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 1,029		$ 2,646,073	$ 20,962	$ (648,722)	$ 2,019,342
Beginning balance, shares at Dec. 31, 2022	102,857,416
Net income	$ 0		0	0	90,194	90,194
Other comprehensive income / (loss)	0		0	(10,910)	0	(10,910)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 9		6,351	0	0	6,360
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares	971,372
Dividends declared ($0.95 and $1.20 per share for 2023 and 2024, respectively) (Note 9)	$ 0		0	0	(98,196)	(98,196)
Repurchase and cancellation of common shares (Note 9), shares	(638,572)	(6,706)
Offering expenses	$ 0		(55)	0	0	(55)
Repurchase and cancellation of common shares	$ (6)		(13,050)	0	0	(13,056)
Ending balance, shares at Jun. 30, 2023	103,183,510
Ending balance, value at Jun. 30, 2023	$ 1,032		2,639,319	10,052	(656,724)	1,993,679
Beginning balance, value at Dec. 31, 2023	$ 840		2,287,055	5,393	(633,218)	1,660,070
Beginning balance, shares at Dec. 31, 2023	84,016,892
Net income	$ 0		0	0	180,936	180,936
Other comprehensive income / (loss)	0		0	(753)	0	(753)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 8		5,709	0	0	5,717
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares	754,815
Dividends declared ($0.95 and $1.20 per share for 2023 and 2024, respectively) (Note 9)	$ 0		0	0	(122,833)	(122,833)
Offering expenses	0		(96)	0	0	(96)
Issuance of common stock for Eagle Merger (Note 1)	$ 281		665,270	0	0	665,551
Issuance of common stock for Eagle Merger (Note 1), shares	28,082,319
Excess fair value of Convertible Notes	$ 0		69,311	0	0	69,311
Ending balance, shares at Jun. 30, 2024	112,854,026
Ending balance, value at Jun. 30, 2024	$ 1,129		$ 3,027,249	$ 4,640	$ (575,115)	$ 2,457,903